Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity

Note 9 - Equity

Common Stock

United World Holding Group Ltd ("United World BVI") is a holding company incorporated on July 5, 2018, under the laws of the British Virgin Islands. The authorized number of common stock is 500 million shares with a par value of $0.0001 per share. In July and August 2018, United World BVI issued total of 20 million shares of common stock to Mr. Hong Wang and his spouse, Chunxue Zhou for a total consideration of $2,000. Immediately before and after the restructuring completed on December 5, 2018 as described above, Mr. Hong Wang and his spouse controlled the United World BVI and its subsidiaries and PRC Operating Company; therefore, the restructuring was effectively a legal recapitalization accounted for as transactions between entities under common control at historical cost basis, in a manner similar to pooling-of-interest accounting. The effect of the restructuring was applied retroactively to all the periods presented in the consolidated financial statements as if the current structure existed since inception.

On December 7, 2018, through a Regulation S offering, the Company sold a total of 2,354,793 ordinary shares to 58 shareholders, at a price of $1.00 per share for an aggregate purchase price amount of $2,354,793. As of December 31, 2018, the subscribed amount of $2,354,793 was recorded as subscription receivable. The Company received the full subscribed amount of $2,354,793 in 2019. The shares sold were not registered under the Securities Act in reliance on an exemption from registration set forth in Regulation S. As of the date of this report, none of our outstanding ordinary shares are held by record holders in the United States.

As of December 31, 2019 and 2018, the numbers of issued and outstanding shares of common stock were 22,354,793 and 22,354,793, respectively.

Restricted net assets

The registered capital of the VIE was RMB 23 million (approximately $3.6 million), which was fully paid in during the period ended June 30, 2018. As of December 31, 2019 and 2018, the VIE's total paid in capital was $4,221,843 and $4,221,843, respectively.

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by United World WFOE and the VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of United World WFOE and the VIE in accordance with the PRC statutory laws and regulation.

Each of the PRC Operating Companies is required to set aside at least 10% of its after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, United World WFOE may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The VIE may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As of December 31, 2019 and 2018, the PRC Operating Companies did not have any appropriation of retained earnings for their statutory reserves.

As a result of the foregoing restrictions, PRC Operating Companies are restricted in their ability to transfer their net assets to United World BVI. Foreign exchange and other regulation in the PRC may further restrict the PRC Operating Companies from transferring funds to United World BVI in the form of dividends, loans and advances. As of December 31, 2019 and 2018, amounts restricted are the net assets of the PRC Operating Companies, which amounted to $2,149,535 and $3,934,494, respectively.